N-2	Nov. 03, 2023
Cover [Abstract]
Entity Central Index Key	0001253689
Amendment Flag	false
Securities Act File Number	001-36177
Document Type	8-K
Entity Registrant Name	GlycoMimetics, Inc.
Entity Address, Address Line One	9708 Medical Center Drive
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850
City Area Code	240
Local Phone Number	243-1201
Entity Emerging Growth Company	false